Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments	INVESTMENTS
The following tables show the cost or amortized cost, gross unrealized gains and losses, and fair value of the Company's fixed maturity securities as of the dates indicated:

	December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.6	$0.1	$—	$0.7
States, municipalities and political subdivisions	12.9	2.6	—	15.5
Foreign governments	18.4	6.1	(0.4)	24.1
Asset-backed	99.0	1.5	(0.3)	100.2
Commercial mortgage-backed	7.5	0.5	—	8.0
Residential mortgage-backed	27.2	2.9	—	30.1
U.S. corporate	462.8	189.5	(1.3)	651.0
Foreign corporate	93.6	38.6	—	132.2
Total fixed maturity securities	$722.0	$241.8	$(2.0)	$961.8

	December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.6	$0.1	$—	$0.7	$—
States, municipalities and political subdivisions	13.0	1.9	—	14.9	—
Foreign governments	8.4	2.4	—	10.8	—
Asset-backed	102.1	0.7	(0.4)	102.4	—
Commercial mortgage-backed	5.0	—	—	5.0	—
Residential mortgage-backed	31.8	2.1	—	33.9	0.6
U.S. corporate	491.3	154.8	—	646.1	11.6
Foreign corporate	108.6	34.3	—	142.9	—
Total fixed maturity securities	$760.8	$196.3	$(0.4)	$956.7	$12.2
(1) Represents the amount of non-credit related impairment recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date prior to adoption of the expected credit loss standard. See Note 2 for more information.
The Company's state, municipality and political subdivision holdings are highly diversified across the United States, with no individual state, municipality or political subdivision exposure (including both general obligation and revenue securities) exceeding 0.7% and 0.6% of the overall investment portfolio as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, revenue bonds accounted for 81% and 82% of the holdings, respectively. The activities supporting the income streams of the Company's revenue bonds are across a broad range of sectors, primarily airport, marina and specifically pledged tax revenues.
The Company had European investment exposure in its corporate fixed maturity of $68.0 million with a net unrealized gain of $20.8 million as of December 31, 2020 and $69.7 million with a net unrealized gain of $17.0 million as of December 31, 2019. Approximately 24% and 26% of the corporate European exposure was held in the financial industry as of December 31, 2020 and 2019, respectively. The Company's largest European country exposure (the United Kingdom) represented approximately 4% of the fair value of the Company's corporate fixed maturity securities as of both December 31, 2020 and 2019. The Company's international investments are managed as part of the overall portfolio with same approach to risk management and focus on diversification.
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2020 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$7.0	$7.2
Due after one year through five years	29.7	34.1
Due after five years through ten years	120.4	156.2
Due after ten years	431.2	626.0
Total	588.3	823.5
Asset-backed	99.0	100.2
Commercial mortgage-backed	7.5	8.0
Residential mortgage-backed	27.2	30.1
Total	$722.0	$961.8
The following table shows the major categories of net investment income for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Fixed maturity securities	$45.6	$47.5	$49.7
Equity securities	4.0	4.6	5.1
Commercial mortgage loans on real estate	2.4	2.9	3.8
Policy loans	0.3	0.3	0.4
Other investments	3.1	5.3	7.0
Cash and cash equivalents	—	0.1	0.1
Total investment income	55.4	60.7	66.1
Investment expenses	(1.8)	(1.4)	(1.5)
Net investment income	$53.6	$59.3	$64.6
No material investments of the Company were non-income producing for the years ended December 31, 2020, 2019 and 2018.
The following table summarizes the proceeds from sales of available-for-sale fixed maturities and gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	For the Years Ended December 31,
Fixed maturity securities:	2020	2019	2018
Proceeds from sales	$16.3	$93.7	$177.7
Gross realized gains	$3.7	$3.5	$6.9
Gross realized losses	(1.3)	(0.9)	(2.6)
Net realized gains from sales of fixed maturity securities	$2.4	$2.6	$4.3
For securities sold at a loss during the year ended December 31, 2020, the average period of time these securities were trading continuously at a price below book value was approximately 2 months.
The following table sets forth the net realized gains (losses) recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$2.4	$2.6	$4.3
Equity securities	1.7	8.3	(6.1)
Commercial mortgage loans on real estate	—	—	0.4
Other investments	(2.6)	(1.5)	—
Total net realized gains (losses) related to sales and other	$1.5	$9.4	$(1.4)

The following table sets forth the portion of unrealized gains (losses) related to equity securities for the period indicated:

	Years Ended December 31,
	2020	2019	2018
Net gains (losses) recognized on equity securities	$1.7	$8.3	$(6.1)
Less: Net realized gains related to sales of equity securities	0.2	1.7	0.4
Total net unrealized gains (losses) on equity securities	$1.5	$6.6	$(6.5)
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities, as of December 31, 2020 and 2019 were as follows:

	December 31, 2020
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$3.6	$(0.4)	$—	$—	$3.6	$(0.4)
Asset-backed	$7.1	$(0.1)	$19.7	$(0.2)	$26.8	$(0.3)
U.S. corporate	10.9	(1.3)	—	—	10.9	(1.3)
Total fixed maturity securities	$21.6	$(1.8)	$19.7	$(0.2)	$41.3	$(2.0)

	December 31, 2019
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Asset-backed	$—	$—	$21.1	$(0.4)	$21.1	$(0.4)
Total fixed maturity securities	$—	$—	$21.1	$(0.4)	$21.1	$(0.4)
Total gross unrealized losses represent approximately 5% and 1% of the aggregate fair value of the related securities at December 31, 2020 and 2019, respectively. Approximately 92% of these gross unrealized losses had been in a continuous loss position for less than twelve months as of December 31, 2020. The total gross unrealized losses are comprised of 15 and 11 individual securities at December 31, 2020 and 2019, respectively. In accordance with its policy, the Company concluded that for these securities, the gross unrealized losses as of December 31, 2020 and 2019 were related to non-credit factors and therefore, did not recognize credit-related losses during the year ended December 31, 2020. Additionally, the Company currently does not intend to and is not required to sell these investments prior to an anticipated recovery in value.
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position as of December 31, 2020, by contractual maturity, is shown below:

	December 31, 2020
	Cost or Amortized Cost	Fair Value
Due after five years through ten years	$4.3	$4.2
Due after ten years	11.9	10.3
Total	16.2	14.5
Asset-backed	27.1	$26.8
Total	$43.3	$41.3
The Company has entered into commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. As of December 31, 2020, approximately 49% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, Alabama and Maryland. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $0.1 million to $7.8 million as of December 31, 2020 and from $0.2 million to $8.0 million as of December 31, 2019.
Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are updated annually in the fourth quarter.
The following table presents the amortized cost basis of commercial mortgage loans, excluding allowance for credit losses, by origination year for certain key credit quality indicators at December 31, 2020:

	Origination Year
Loan-to-value ratios (1):	2020	2019	2018	2017	2016	Prior	Total	% of Total
70% and less	$—	$—	$6.3	$9.5	$6.0	$22.2	$44.0	100.0%
Total	$—	$—	$6.3	$9.5	$6.0	$22.2	$44.0	100.0%

	Origination Year
Debt-service coverage ratios (2):	2020	2019	2018	2017	2016	Prior	Total	% of Total
Greater than 2.0	$—	$—	$—	$9.5	$6.0	$9.0	$24.5	55.7%
1.5 to 2.0	—	—	—	—	—	7.2	7.2	16.4%
1.0 to 1.5	—	—	6.3	—	—	6.0	12.3	27.9%
Total	$—	$—	$6.3	$9.5	$6.0	$22.2	$44.0	100.0%
((1) LTV ratio derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated at least annually.
(2) DSC ratio calculated using most recent reported operating income results from property operators divided by annual debt service coverage.
The Company had fixed maturity securities of $7.1 million and $6.5 million as of December 31, 2020 and 2019, respectively, on deposit with various governmental authorities as required by law.
Variable Interest Entities A VIE is a legal entity which does not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest. The Company's investments in VIEs include real estate joint ventures and other limited partnerships. These investments are generally accounted for under the equity method and are included within other investments in the balance sheets. The Company's maximum exposure to loss with respect to these investments is limited to the investment carrying amounts reported. As of December 31, 2020, the Company’s maximum exposure to loss is its recorded carrying value of $20.9 million and unfunded commitments of $0.1 million.